Analysis of Net Debt (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Component of net debt

	As at 31 December 2022		As at 31 December 2021
	Book value	Fair value	Book value	Fair value
	$m	$m	$m	$m
Cash and cash equivalents (note 23)	5,936	5,936	5,783	5,783
Interest-bearing loans and borrowings (note 24) (i)	(9,636)	(9,001)	(10,487)	(11,340)
Lease liabilities (note 20)	(1,319)	(1,319)	(1,671)	(1,671)
Derivative financial instruments (net) (note 25)	(86)	(86)	122	122
Group net debt	(5,105)	(4,470)	(6,253)	(7,106)

(i) Interest-bearing loans and borrowings are Level 2 instruments whose fair value is derived from quoted market prices.

Disclosure of reconciliation of opening to closing net debt explanatory

Reconciliation of opening to closing net debt					Mark-to-
			Movement	Movement	market
	At 1		attributable	attributable	and other		At 31
	January		to acquired	to disposed	non-cash	Translation	December
	Book value	Cash flow	companies	companies	adjustments	adjustment	Book value
31 December 2022	$m	$m	$m	$m	$m	$m	$m
Cash and cash equivalents	5,783	393	22	(31)	-	(231)	5,936

Interest-bearing loans and borrowings	(10,487)	326	(8)	6	159	368	(9,636)
Lease liabilities	(1,671)	249	(107)	342	(189)	57	(1,319)
Derivative financial instruments - financing	122	11	-	-	(194)	(9)	(70)
Liabilities from financing activities	(12,036)	586	(115)	348	(224)	416	(11,025)
Derivative financial instruments - non-financing	-	(58)	-	-	38	4	(16)
Group net debt	(6,253)	921	(93)	317	(186)	189	(5,105)

The equivalent disclosure for the prior years is as follows:

31 December 2021
Cash and cash equivalents	7,721	(1,617)	7	(31)	-	(297)	5,783
Interest-bearing loans and borrowings	(12,215)	1,183	(3)	-	90	458	(10,487)
Lease liabilities	(1,635)	264	(88)	3	(249)	34	(1,671)
Derivative financial instruments (net)	188	37	-	-	(52)	(51)	122
Group net debt	(5,941)	(133)	(84)	(28)	(211)	144	(6,253)

31 December 2020
Cash and cash equivalents (ii)	4,218	3,172	-	(7)	-	338	7,721
Interest-bearing loans and borrowings (ii)	(10,127)	(1,484)	-	-	(80)	(524)	(12,215)
Lease liabilities	(1,697)	258	(12)	12	(153)	(43)	(1,635)
Derivative financial instruments (net)	74	(26)	-	-	102	38	188
Group net debt	(7,532)	1,920	(12)	5	(131)	(191)	(5,941)

(ii) For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents and bank overdrafts in notional cash pooling arrangements are presented net.

Schedule of effective interest rates on period-end fixed and gross debt
The following table shows the effective interest rates on period-end fixed and gross debt:

	As at 31 December 2022			As at 31 December 2021
		Interest	Weighted average fixed period		Interest	Weighted average fixed period
	$m	rate	Years	$m	rate	Years
Interest-bearing loans and borrowings nominal - fixed rate (i)	(9,398)			(10,052)
Derivative financial instruments - fixed rate	1,775			1,800
Net fixed rate debt including derivatives	(7,623)	3.1%	8.1	(8,252)	2.9%	8.6
Interest-bearing loans and borrowings nominal - floating rate (ii)	(280)			(317)
Cumulative fair value hedge adjustment (i)	42			(118)
Derivative financial instruments - floating rate (i)	(1,775)			(1,800)
Derivative financial instruments (net) - fair value	(86)			122
Gross debt including derivative financial instruments, excluding lease liabilities	(9,722)	3.5%		(10,365)	2.8%
Lease liabilities - fixed rate	(1,319)			(1,671)
Gross debt including derivative financial instruments, including lease liabilities	(11,041)			(12,036)
Cash and cash equivalents - floating rate (note 23)	5,936			5,783
Group net debt	(5,105)			(6,253)

(i)Of the Group’s nominal fixed rate debt at 31 December 2022, $1,775 million (2021: $1,800 million) is hedged to a mix of USD LIBOR and EURIBOR floating rates using interest rate swaps.
(ii)Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Schedule of currency profile of net debt and net worth capital and reserves attributable to company's equity holders
The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2022 and 31 December 2021 is as follows:

	US Dollar	euro	Pound Sterling	Canadian Dollar	Philippine Peso	Polish Zloty	Swiss Franc	Other (i)	Total
31 December 2022	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and cash equivalents (note 23)	2,309	2,334	523	210	24	194	57	285	5,936
Interest-bearing loans and borrowings (note 24)	(4,508)	(4,213)	(482)	(3)	(419)	-	-	(11)	(9,636)
Lease liabilities (note 20)	(650)	(227)	(204)	(99)	(6)	(48)	(42)	(43)	(1,319)
Derivative financial instruments (net) (note 25)	(23)	1,443	(391)	(291)	(34)	(258)	(128)	(404)	(86)
Net debt by major currency including derivative financial instruments	(2,872)	(663)	(554)	(183)	(435)	(112)	(113)	(173)	(5,105)
Non-debt assets and liabilities analysed as follows:
Non-current assets	18,849	3,690	2,295	1,658	1,456	399	535	1,502	30,384
Current assets	4,740	1,496	1,065	545	231	193	85	471	8,826
Non-current liabilities	(3,136)	(656)	(315)	(209)	(113)	(18)	(154)	(80)	(4,681)
Current liabilities	(3,065)	(1,634)	(1,185)	(330)	(194)	(211)	(87)	(381)	(7,087)
Non-controlling interests	(126)	(41)	-	-	(444)	(2)	(8)	(25)	(646)
Capital and reserves attributable to the Company’s equity holders	14,390	2,192	1,306	1,481	501	249	258	1,314	21,691

The equivalent disclosure for the prior year is as follows:

31 December 2021
Cash and cash equivalents (note 23)	2,266	2,386	365	274	19	166	103	204	5,783
Interest-bearing loans and borrowings (note 24)	(4,665)	(4,479)	(537)	(3)	(431)	-	(361)	(11)	(10,487)
Lease liabilities (note 20)	(856)	(250)	(255)	(150)	(8)	(54)	(47)	(51)	(1,671)
Derivative financial instruments (net) (note 25)	189	1,463	(339)	(606)	(91)	(184)	-	(310)	122
Net debt by major currency including derivative financial instruments	(3,066)	(880)	(766)	(485)	(511)	(72)	(305)	(168)	(6,253)
Non-debt assets and liabilities analysed as follows:
Non-current assets	17,661	4,204	2,614	1,844	1,621	371	608	1,606	30,529
Current assets	4,369	1,498	993	564	176	161	84	377	8,222
Non-current liabilities	(3,115)	(714)	(431)	(213)	(132)	(19)	(168)	(71)	(4,863)
Current liabilities	(2,866)	(1,593)	(1,156)	(348)	(153)	(178)	(83)	(344)	(6,721)
Non-controlling interests	(105)	(45)	-	-	(498)	-	(8)	(25)	(681)
Capital and reserves attributable to the Company’s equity holders	12,878	2,470	1,254	1,362	503	263	128	1,375	20,233

(i)The principal currencies included in this category are Chinese Renminbi, Romanian Leu, Ukrainian Hryvnia, Serbian Dinar and Swedish Krona.

Schedule of liquidity and capital resources related to cash generation and changes in our cash and cash equivalents position
The following table provides certain information related to our cash generation and changes in our cash and cash equivalents position:

	2022	2021	2020
	$m	$m	$m
Net cash inflow from operating activities	3,954	4,210	3,938
Net cash outflow from investing activities	(884)	(2,546)	(1,060)
Net cash (outflow)/inflow from financing activities	(2,686)	(3,305)	287
Increase/(decrease) in cash and cash equivalents	384	(1,641)	3,165
Cash and cash equivalents at beginning of year (note 23)	5,783	7,721	4,218
Effect of exchange rate changes	(231)	(297)	338
Cash and cash equivalents at end of year (note 23)	5,936	5,783	7,721

Derivative financial instruments - non-financing	(16)	-	-

Lease liabilities	(1,319)	(1,671)	(1,635)
Bank overdrafts	(94)	(111)	(120)
Borrowings	(9,542)	(10,376)	(12,095)
Derivative financial instruments - financing	(70)	122	188
Total liabilities from financing activities	(11,025)	(12,036)	(13,662)
Net debt at end of year	(5,105)	(6,253)	(5,941)

Schedule of significant borrowings
The main sources of Group debt funding are public bond markets in Europe and North America. The following external bonds were outstanding as at 31 December 2022:

	Annual coupons	Outstanding (millions)	Final maturity	Hedged to floating rate (millions)
euro bonds	3.125%	€750	2023	€375
euro bonds	0.875%	€500	2023	-
euro bonds	1.875%	€600	2024	-
US Dollar bonds	3.875%	$1,250	2025	$875
euro bonds	1.250%	€750	2026	-
US Dollar bonds	3.400%	$600	2027	-
US Dollar bonds	3.950%	$900	2028	$500
euro bonds	1.375%	€600	2028	-
Pound Sterling bonds	4.125%	£400	2029	-
euro bonds	1.625%	€750	2030	-
US Dollar bonds (i)	6.400%	$213	2033	-
US Dollar bonds	5.125%	$500	2045	-
US Dollar bonds	4.400%	$400	2047	-
US Dollar bonds	4.500%	$600	2048	-
(i)The $300 million bond was issued in September 2003, and at the time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, $87 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2022, the remaining fair value hedge adjustment on the hedged item on the Consolidated Balance Sheet was $33 million (2021: $35 million).